Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Property and Equipment [Abstract]
Depreciation and amortization expense	$ 4,337	$ 4,968	$ 18,242	$ 27,729	$ 391,647	$ 395,984